UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Registered Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 09/30/15

Item 1.	Schedule of Investments.

The Endowment Registered Fund, L.P. invests substantially all of its assets in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment Registered Fund, L.P. (the “Registered Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 1, 2004, as a non-diversified, closed-end management investment company. The Registered Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s Schedule of Investments and Notes to Schedule of Investments, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on September 30, 2015, was 43.38%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Registered Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Registered Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Registered Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Registered Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Registered Fund’s organizational documents, the Registered Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Registered Fund. In the normal course of business, the Registered Fund enters into contracts with service providers, which also provide for indemnifications by the Registered Fund. The Registered Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Registered Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), in exchange for limited partnership interests (the “Interests”) of the PMF Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Registered Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records investment transactions on a trade-date basis.

Investments that are held by the Registered Fund are marked to fair value at the reporting date.

(c) INVESTMENT VALUATION

The valuation of the Registered Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Registered Fund’s investments is calculated by UMB Fund Services, Inc., the Registered Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Registered Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Registered Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(d) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Registered Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of September 30, 2015, all of the investments made by the Registered Fund were in the Master Fund.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 09/30/15

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
British Virgin Islands
Private Equity (0.02% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		$76,619

Total British Virgin Islands		76,619

Cayman Islands
Energy (1.41% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		3,115,263
Sentient Global Resources Fund IV, L.P.		1,410,374
Global Macro and Trading (4.48% of Partners’ Capital)
CCP Core Macro Fund LP		6,180,235
Cumulus Energy Fund, LP	9,640	8,199,448
Private Equity (15.23% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		34,945
CX Partners Fund Ltd. (1)		5,221,718
Gavea Investment Fund II A, L.P.		127,732
Gavea Investment Fund III A, L.P. (1)		1,481,572
Hillcrest Fund, L.P.		1,687,854
India Asset Recovery Fund L.P.		35,430
J.C. Flowers III L.P. (1)		2,299,324
LC Fund IV, L.P.		4,189,437
New Horizon Capital III, L.P. (1)		5,201,393
Northstar Equity Partners III (1)		1,128,941
Orchid Asia IV, L.P. (1)		902,908
Reservoir Capital Partners (Cayman), L.P.		2,268,437
Tiger Global Private Investment Partners IV, L.P. (1)		1,702,969
Tiger Global Private Investment Partners V, L.P. (1)		3,785,732
Tiger Global Private Investment Partners VI, L.P.		2,593,769
Trustbridge Partners II, L.P. (1)		5,519,743
Trustbridge Partners III, L.P. (1)		6,987,911
Trustbridge Partners IV, L.P. (1)		3,753,689
Real Estate (1.08% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		1,800,939
Phoenix Asia Real Estate Investments II, L.P.		1,349,068
Phoenix Real Estate Fund (T) L.P.		308,619

Total Cayman Islands		71,287,450

Guernsey
Private Equity (0.27% of Partners’ Capital)
Mid Europa Fund III LP (1)		873,712

Total Guernsey		873,712

Republic of Mauritius
Real Estate (0.71% of Partners’ Capital)
ORBIS Real Estate Fund I (2)		2,272,871

Total Republic of Mauritius		2,272,871

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom
Private Equity (1.35% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		$787,282
Sovereign Capital Limited Partnership III		3,540,885
Real Estate (0.28% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P. (1)		163,879
Patron Capital, L.P. II		55,055
Patron Capital, L.P. III		676,688

Total United Kingdom		5,223,789

United States
Energy (10.10% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		506,255
ArcLight Energy Partners Fund V, L.P. (1)		1,133,719
CamCap Resources, L.P.		2,394
EIV Capital Fund II, LP		748,080
EMG AE Permian Co-Investment, LP		2,993,852
EnCap Energy Capital Fund VII-B LP (1)		426,698
EnCap Energy Infrastructure TE Feeder, L.P. (1)		583,249
Energy & Minerals Group Fund II, L.P. (1)		3,304,981
Intervale Capital Fund, L.P. (1)		1,062,888
Merit Energy Partners G, L.P. (1)		3,305,569
Midstream & Resources Follow-On Fund, L.P. (1)		4,523,886
NGP Energy Technology Partners II, L.P. (1)		930,709
NGP IX Offshore Fund, L.P. (1)		2,067,384
NGP Midstream & Resources, L.P. (1)		2,821,559
Quantum Parallel Partners V, LP		6,375,471
Tenaska Power Fund II-A, L.P.		1,650,308
Tocqueville Gold Partners, L.P.		24,100
Event-Driven (4.15% of Partners’ Capital)
BDCM Partners I, L.P.		3,641,804
Brevan Howard Argentina Fund, L.P.		1,689,377
Credit Distressed Blue Line Fund, L.P. (2)		2,099,337
Fortelus Special Situations Fund LP		437,871
Harbinger Capital Partners Fund I, L.P. (2)		4,329,031
Harbinger Capital Partners Fund II, L.P.		329,590
Harbinger Capital Partners Special Situations Fund, L.P.		341,156
Harbinger Class L Holdings (U.S.), LLC		10,410
Harbinger Class LS Holdings I (U.S.) Trust	592	124,752
Harbinger Class PE Holdings (U.S.) Trust	1	143,972
Prospect Harbor Credit Partners LP		198,127
Global Macro and Trading (16.63% of Partners’ Capital)
Blueshift Energy Fund, LP (2)		16,708,458
D.E. Shaw Heliant Fund, LLC		14,598,381
Kepos Alpha Fund LP		16,925,872
Mirarc Domestic Fund, LP (2)		5,192,493
Passport Global Strategies III Ltd.	348	7,797
Private Equity (27.80% of Partners’ Capital)
Accel-KKR Capital Partners III, LP		2,094,959
Advent Latin American Private Equity Fund IV-F L.P.		503,010
Advent Latin American Private Equity Fund V-F L.P.		1,803,768
Artis Bracket Computing SPV, L.P.		149,875
Artis Juicy SPV, L.P.		295,999
Artis Ventures II, L.P.		2,612,116
Audax Mezzanine Fund II, L.P. (1)		587,003
Audax Mezzanine Fund III, L.P. (1)		10,257,922
BDCM Opportunity Fund II, L.P. (1)		1,676,652
Black River Commodity Multi-Strategy Fund LLC		35,825
BLC Secured Credit Partners II (3)		1,237,531

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (27.80% of Partners’ Capital) (continued)
BLC Secured Credit Partners LLC—Series 14-3C (2)		$1,237,500
Capital Royalty Partners LP		135,270
Catterton Growth Partners, L.P.		2,714,398
CCM Small Cap Value Qualified Fund, L.P. (2)		113,959
Chrysalis Ventures III, L.P.		379,192
Column Group II, LP		3,005,500
Crosslink Crossover Fund IV, L.P.		82,740
Crosslink Crossover Fund V, L.P.		614,191
Crosslink Crossover Fund VI, L.P.		3,172,041
Dace Ventures I, LP		206,000
Fairhaven Capital Partners, L.P.		1,463,887
Founders Fund III, LP		4,156,226
Founders Fund IV, LP		4,773,404
Garrison Opportunity Fund II A LLC		2,184,192
Garrison Opportunity Fund LLC		2,084,070
HealthCor Partners Fund, L.P.		1,425,309
Highland Credit Strategies Liquidation Vehicle Onshore		313,060
ILS Property & Casualty Master Fund Ltd.		1,084,175
Ithan Creek Partners, L.P. (1)		1,255,354
L-R Global Partners, L.P.		62,759
MatlinPatterson Global Opportunities Partners III L.P. (1)		1,638,042
Middle East North Africa Opportunities Fund, L.P. (2)	728	64,293
Monomoy Capital Partners II, L.P. (1)		754,982
Monomoy Capital Partners, L.P.		269,755
Ovation Tax Lien Fund, LP (1)		3,990,000
Pine Brook Capital Partners, L.P. (1)		2,736,625
Pinto America Growth Fund, L.P.		387,420
Private Equity Investment Fund V, L.P.		7,177,042
Saints Capital VI, L.P.		1,363,118
Samlyn Onshore Fund, LP		59,496
Sanderling Venture Partners VI Co-Investment Fund, L.P.		215,431
Sanderling Venture Partners VI, L.P.		183,910
Sterling Capital Partners II, L.P.		138,899
Sterling Group Partners II, L.P.		111,485
Sterling Group Partners III, L.P.		2,738,638
Strategic Value Global Opportunities Fund I-A, L.P.		135,943
TAEF Fund, LLC		410,457
Tenaya Capital V, LP		707,943
Tenaya Capital VI, LP		1,277,776
The Column Group, LP		2,151,170
The Raptor Global Fund L.P.	222	113,798
Triangle Peak Partners II Annex Fund, LP		1,185,959
Trivest Fund IV, L.P. (1)		2,196,694
Tuckerbrook SB Global Distressed Fund I, L.P.		667,226
Valiant Capital Partners LP		631,504
VCFA Private Equity Partners IV, L.P. (1)		130,302
VCFA Venture Partners V, L.P.		572,505
Voyager Capital Fund III, L.P.		635,715
WestView Capital Partners II, L.P. (1)		4,974,949
Real Estate (4.87% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		23,563
Cypress Realty VI Limited Partnership		730,992
Florida Real Estate Value Fund, L.P.		829,345
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)		2,578,931
Lone Star Real Estate Fund II (U.S.), L.P.		309,223
Monsoon Infrastructure & Realty Co-Invest, L.P. (1)		2,707,235
Northwood Real Estate Co-Investors LP (1)		877,325
Northwood Real Estate Partners LP (1)		1,635,171
Parmenter Realty Fund III, L.P. (1)		222,651
Parmenter Realty Fund IV, L.P. (1)		1,144,188

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (4.87% of Partners’ Capital) (continued)
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		$1,182,200
Pennybacker II, LP		836,665
SBC Latin America Housing US Fund, LP		1,684,183
Square Mile Partners III LP (1)		889,198
Relative Value (17.73% of Partners’ Capital)
Citadel Wellington LLC		24,216,177
Eton Park Fund, L.P.		345,575
King Street Capital, L.P.		189,941
Magnetar Capital Fund LP		409,414
Magnetar SLV LLC		184,246
Millennium USA LP		25,339,974
Napier Park IG Muni First Loss Fund, LP (2)		2,000,000
OZ Asia Domestic Partners, LP		271,197
PIPE Equity Partners, LLC (2)		1,036,265
PIPE Select Fund, LLC (2)		2,813,354
Providence MBS Fund, LP		3,726,662
Stark Investments Ltd Partnership (1)		7,308
Stark Select Asset Fund, LLC		145,506

Total United States		264,914,983

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		344,649,424	107.26%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.05% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		159,431
Private Equity (0.11% of Partners’ Capital)
Q China Holdings Ltd.	1,052	108,950
Q India Holdings Ltd.	2,429	177,440
Quorum Fund Ltd.	1,608	69,231
Relative Value (0.32% of Partners’ Capital)
CRC Credit Fund Ltd.	9,080	915,699
Overseas CAP Partners, Inc.	14	117,140

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		1,547,891

Total Passive Foreign Investment Companies		1,547,891	0.48%

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Private Corporations
United States
Real Estate (0.50% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		$267,388
Legacy Partners Realty Fund III, Inc.		1,221,769
Net Lease Private REIT VI, Inc.		29,070
Net Lease Private REIT VII, Inc.		40,403
Net Lease Private REIT VII-A, Inc.		40,403

Total Private Corporations		1,599,033	0.50%

Total Investments in Investment Funds (Cost $319,239,111)		347,796,348	108.24%

Investments in Securities
Common Stocks
Japan
Consumer Products (0.04% of Partners’ Capital)
Aderans Co., Ltd. (1)	15,700	124,666
United States
Financials (0.48% of Partners’ Capital)
Ellington Financial LLC (1)	86,259	1,542,311

Total Common Stocks		1,666,977	0.52%

Preferred Stocks
United States
Food Technology (0.09% of Partners’ Capital)
Credible Inc., Series A Preferred Stock	19,842	299,995

Total Preferred Stocks		299,995	0.09%

Registered Investment Company
United States
Closed-End Fund—Credit (0.13% of Partners’ Capital)
Nexpoint Credit Strategies Fund (1)	73,619	421,101
REIT Residential (0.10% of Partners’ Capital)
Nexpoint Residential Trust, Inc. (1)	23,978	320,346

Total Registered Investment Company		741,447	0.23%

Total Investments in Securities (Cost $3,273,083)		2,708,419	0.84%

Purchase Agreements
Convertible Note Purchase Agreement
United States
Healthcare (0.23% of Partners’ Capital)
Nuclea Biotechnologies, Inc. (4)		747,900

Total Purchase Agreements (Cost $700,000)		747,900	0.23%

Total Investments (Cost $323,212,194)		$351,252,667	109.31%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2015 were $44,058,102. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 4b)
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers. (See Note 2i)

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently eight feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), in exchange for limited partnership interests (the “Interests”) of the PMF Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2015.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES— In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of posted market on the exchange on which they are listed and are typically categorized as Level 1 in fair value hierarchy. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask price provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at prices supplied by an approved Pricing Vendor. The Pricing Vendor will consider spot and forward market prices and various other relevant factors in determining the fair values. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedure approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedule of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

As of September 30, 2015, the Master Fund held no direct investments in derivative instruments.

The Master Fund may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with its derivative contract counterparties whereby the Master

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at September 30, 2015, the Master Funds is subject to master netting agreements that allow for amounts owed between the Master Fund and its counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. At September 30, 2015, the Master Fund had one ISDA Master Agreement in place with Goldman Sachs for which master netting agreements (“MNA”) apply only to amounts owed in the same currency and in respect of the same transaction.

As of September 30, 2015, the Master Fund held no investments subject to a MNA.

(g) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to investment companies, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2015, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(i) RESTRICTED SECURITIES

The Master Fund may invest a portion or all of the value of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of an Investment Fund’s net assets that may be invested in illiquid securities.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

The restricted securities held at September 30, 2015 are identified below and are also presented in the Master Fund’s Schedule of Investments.

Security	% of Partners’ Capital	Acquisition Dates	Principal Amount	Cost	Fair Value
Nuclea Biotechnologies, Inc. *	0.2%	1/5/15	$700,000	$700,000	$747,900

Total Restricted Securities	0.2%		$700,000	$700,000	$747,900

*	Security has been deemed illiquid by the Adviser based on procedures approved by the Board.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —

unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 —	investments with other significant observable inputs

• Level 3 —	investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. The Master Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. The retroactive application of ASU 2015-07 results in the exclusion of any Investment Funds valued using NAV as practical expedient from the investment roll forward included in the December 31, 2014 audited financial statements. As a result of adopting ASU 2015-07, Investment Funds with a fair value of $348,844,243 are excluded from the fair value hierarchy as of September 30, 2015.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of September 30, 2015:

	LEVEL 1	LEVEL 2	LEVEL 3	Investments Valued at NAV	Total Investments
	Investments	Investments	Investments
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$36,986,739	$36,986,739
Event-Driven	—	—	—	13,345,427	13,345,427
Global Macro and Trading	—	—	—	67,812,684	67,812,684
Private Equity	—	—	—	143,540,966	143,540,966
Real Estate	—	—	—	22,277,989	22,277,989
Relative Value	—	—	—	60,685,619	60,685,619
Passive Foreign Investment Companies
Energy	—	—	—	159,431	159,431
Private Equity	—	—	—	355,621	355,621
Relative Value	—	—	—	1,032,839	1,032,839
Private Corporations
Real Estate	—	—	—	1,599,033	1,599,033
Investment Securities
Common Stocks
Consumer Products	124,666	—	—	—	124,666
Financials	1,542,311	—	—	—	1,542,311
Preferred Stocks
Food Technology	—	—	—	299,995	299,995
Registered Investment Company
Closed-End Fund—Credit	421,101	—	—	—	421,101
REIT Residential	320,346	—	—	—	320,346
Convertible Note Purchase Agreement
Healthcare	—	—	—	747,900	747,900

Total	$2,408,424	$—	$—	$348,844,243	$351,252,667

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2015, that qualify for this valuation approach is shown in the table below.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments Remaining (in 000s)	Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors	$37,146	$11,640	up to 15 years	N/A	N/A	0-15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	13,345	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	67,813	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	143,897	26,274	up to 10 years	N/A	N/A	0-10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	23,877	6,144	up to 10 years	N/A	N/A	0-10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	61,718	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital

		$347,796	$44,058

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of September 30, 2015:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Redemption Frequency	Redemption Restrictions and Terms
Blueshift Energy Fund, L.P.	5.20%	Blueshift Energy Fund, L.P. invests substantially all of its assets in Blueshift Energy Master Fund, LP. Blueshift Energy Master Fund, LP was organized for the purpose of seeking capital appreciation of its assets through the speculative trading of commodity interests, including commodity options and futures contracts.	Monthly	0-3 months; 2% early repurchase fee

Citadel Wellington LLC	7.54%	Citadel Wellington LLC seeks to achieve consistently high risk-adjusted rates of return in connection with the strategies employed. Citadel Advisors LLC generally employs, for the benefit of Citadel Wellington LLC, complex proprietary investment strategies, based on quantitative analysis as well as fundamental research, taking both long and short positions in a broad range of investment instruments, including securities, options, futures, currencies, derivatives and other assets.	Quarterly	5% fund level gate subject to quarterly withdrawal allowances

Kepos Alpha Fund LP	5.27%	Kepos Alpha Fund Ltd. invests substantially all of its assets in Kepos Alpha Master Fund L.P., which seeks to provide investors with an attractive total return on invested capital over an entire three to five year market cycle while maintaining a low correlation with global equity markets.	Quarterly	None

Millenium USA LP	7.79%	Millenium USA, LP invests a substantial portion of its capital in Millenium Partners, L.P. (“MLP”) as a limited partner. The MLP is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.	Quarterly	Subject to a 25% investor level gate; 12 month soft lock with 4% early redemption fee.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of September 30, 2015, was $323,212,194, resulting in accumulated net unrealized appreciation of $28,040,473 consisting of $70,696,814 in gross unrealized appreciation and $42,656,341 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At September 30, 2015, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended September 30, 2015) is shown below:

Investment Funds	Shares 12/31/2014	Shares 9/30/2015	Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2015	Interest/ Dividend Income
Blueshift Energy Fund, LP			$20,211,256	$2,000,000	$(3,570)	$3,570	$(5,502,798)	$16,708,458	$—
BLC Secured Credit Partners II			—	1,234,568	—	—	2,963	1,237,531	—
BLC Secured Credit Partners LLC—Series 14-3C			—	1,250,000	—	—	(12,500)	1,237,500	—
CCM Small Cap Value Qualified Fund, L.P.			293,162	—	(206,185)	—	26,982	113,959	—
Credit Distressed Blue Line Fund, L.P			1,626,518	—	—	—	472,819	2,099,337	—
Harbinger Capital Partners Fund I, L.P.			2,659,886	—	—	—	1,669,145	4,329,031	—
Middle East North Africa Opportunities Fund, L.P.	728	728	123,897	—	—	—	(59,604)	64,293	—
Mirarc Domestic Fund, LP			13,140,235	—	(5,397,517)	—	(2,550,225)	5,192,493	—
Napier Park IG Muni First Loss Fund, LP			—	2,000,000	—	—	—	2,000,000	—
ORBIS Real Estate Fund I			2,361,326	52,643	(52,643)	—	(88,455)	2,272,871	—
PIPE Equity Partners, LLC			1,334,510	—	(65,679)	(133,155)	(99,411)	1,036,265	—
PIPE Select Fund LLC			3,113,587	—	(169,367)	(25,710)	(105,156)	2,813,354	—

			$44,864,377	$6,537,211	$(5,894,961)	$(155,295)	$(6,246,240)	$39,105,092	$—

*	Sales include return of capital

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2015

(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 24, 2015

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 24, 2015

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 24, 2015

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 24, 2015